INVESTMENTS (Details 1) - USD ($)	3 Months Ended								6 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transfer of Financial Assets Accounted for as Sales [Line Items]
Impairment of investment										$ 260,954			$ 720,921
Loss on settlement of debt									(168,272)	(0)		$ 77,624	(3,770,974)
Loan Payable
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	$ 2,181,571	$ 3,262,538	$ 3,435,172	$ 3,193,548	$ 4,322,427	$ 3,928,042	$ 1,664,793	$ 1,422,410	1,426,894	3,193,548	$ 1,422,410	3,193,548	1,422,410	$ 2,067,411	$ 0
Loan borrowings	309,675	(606,472)	65,091	441,638	2,989,378	582,000		649,575			3,836,220			376,472	1,500,000
Loan borrowings One															725,000
Loan borrowings two															(330,445)
General operational expense															172,856
Cancellation of JV debt obligation														(1,500,000)
Payments for Loans														(101,898)
Loan activity														0
Loan borrowings four														580,425
Debt conversion to equity	(993,081)		727,118	(619,000)		(187,615)	(1,572,971)	(407,192)
Impairment of investment					(4,083,349)
Loss on settlement of debt					50,093
Adjustment to reclassify amount to accrued liabilities					(85,000)
Recognize Joint venture liabilities per JV agreement				394,848
Debt Discount adjustments	(71,271)		405,746	24,138
Reclass of liability			83,647
Debt Settlement		(474,495)
Investment-related Liabilities	1,426,894	2,181,571	3,262,538	3,435,172	3,193,548	4,322,427	3,928,042	1,664,793		3,262,538	3,928,042	1,426,894	3,193,548	1,422,410	2,067,411
Loan Payable | Global Hemp Group [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	4,000	478,495	394,848	(0)	1,270,238	1,270,238	1,270,238	1,027,855	4,000	(0)	1,027,855	(0)	1,027,855	0	0
Loan borrowings					262,414			649,575			161,220			447,430
Loan borrowings four														580,425
Debt conversion to equity							(161,220)	(407,192)
Impairment of investment					(1,532,652)
Recognize Joint venture liabilities per JV agreement				394,848
Reclass of liability			83,647
Debt Settlement		(474,495)
Investment-related Liabilities	4,000	4,000	478,495	394,848	(0)	1,270,238	1,270,238	1,270,238		478,495	1,270,238	4,000	(0)	1,027,855	0
Loan Payable | Benihemp [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Investment-related Liabilities	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Loan Payable | Money Trac [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Investment-related Liabilities	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Loan Payable | Bougainville Ventues [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	0	0	0	394,555	394,555	394,555	394,555	0	0	394,555	0	394,555	394,555	0
Loan borrowings One															725,000
Loan borrowings two															(330,445)
Impairment of investment					(394,555)
Investment-related Liabilities	0	0	0	0	0	394,555	394,555	394,555		0	394,555	0	0	394,555	394,555
Loan Payable | Gate C Research [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	0	0	0	0	0	0	0	0	0	0	0	0	1,500,000	0
Loan borrowings															1,500,000
Cancellation of JV debt obligation														(1,500,000)
Investment-related Liabilities	0	0	0	0	0	0	0	0		0	0	0	0	0	1,500,000
Loan Payable | Operating Expense [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	2,177,572	2,662,224	2,955,881	3,133,243	1,007,284	612,899	0	0	1,422,895	3,133,243	0	3,133,243	0	172,856	0
Loan borrowings	309,675	(484,652)		441,638	2,125,959	582,000	1,675,000							(70,958)
General operational expense															172,856
Payments for Loans														(101,898)
Debt conversion to equity	(993,081)		(727,118)	(619,000)		(187,615)	(1,062,101)
Debt Discount adjustments	(71,271)		433,461
Investment-related Liabilities	1,422,895	2,177,572	2,662,224	2,955,881	3,133,243	1,007,284	612,899	0		2,662,224	612,899	1,422,895	3,133,243	0	172,856
Loan Payable | Natural Plant [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	56,085	56,085	56,085	1,650,350	1,650,350	0	0	0	56,085	0	56,085	0	0
Loan borrowings		(56,085)			596,784		2,000,000
Debt conversion to equity							(349,650)
Impairment of investment					(2,156,142)
Loss on settlement of debt					50,093
Adjustment to reclassify amount to accrued liabilities					(85,000)
Investment-related Liabilities	0	0	56,085	56,085	56,085	1,650,350	1,650,350	0		56,085	1,650,350	0	56,085	0	0
Loan Payable | Robert L Hymers I I I [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	65,735	28,359	4,221	0	0	0	0	0	4,221	0	4,221	0	0
Loan borrowings		(65,735)	65,091		4,221
Debt Discount adjustments			(27,715)	24,138
Investment-related Liabilities	0	0	65,735	28,359	4,221	0	0	0		65,735	0	0	4,221	0	0
Loan Payable | Vivabuds [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Loan payable, Beginning balance	0	0	0	0	0	0	0	0	$ 0	0	0	0	0	0
Loan borrowings											0
Investment-related Liabilities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0